CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 17,120	$ 17,102	$ 18,196
Common stock, par value	$ 0.1	$ 0.10	$ 0.10
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	74,435,628	74,435,628	74,435,628
Treasury stock, shares	36,775,019	36,811,366	36,811,366